Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 2,579	$ 2,732
Accrued interest expenses	4,582	5,862
Settlement and clearing accounts	1,492	1,925
Lease liabilities	3,473	3,871
Other	4,492	7,372
Total other financial liabilities measured at amortized cost	$ 16,617	$ 21,762